Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information
C3is Inc. (“C3is”) was formed by Imperial Petroleum Inc. (“the former Parent Company” or “IMPP”) on July 25, 2022, under the laws of the Republic of the Marshall Islands. Initial share capital of C3is consisted of 500 common shares. Imperial Petroleum Inc. spun off its two Handysize drybulk carriers by contributing to C3is its interest in Drybulk International Trading and Shipping Inc. and in Raw Commodities & Exports Inc. (“Initial Fleet”), each one owning one Handysize drybulk carrier, and $5,000,000 in cash for working capital purposes. The contribution was completed on June 20, 2023, in exchange for 106 newly issued common shares and 600,000 5.00% Series A Perpetual Convertible Preferred Shares (the “Series A Preferred Shares”) in C3is. On June 21, 2023, Imperial Petroleum Inc., distributed the 106 common shares in C3is to the shareholders and warrant holders of Imperial Petroleum Inc. on a pro rata basis (the “Spin off”) and retained the 600,000 Series A Preferred Shares.
On July 7, 2022, European Institute of Regional Investments Inc. and Agricultural Paneuropean Investments Inc. (collectively, “C3is Inc. Predecessor”) entered into an agreement to sell their vessels to Dry Bulk International Trading and Shipping Inc. and Raw Commodities and Exports Inc., respectively, for $39 million. C3is Inc. Predecessor is affiliated with the family of the CEO of IMPP and as such the Company and C3is Inc. Predecessor are related parties. On September 21, 2022, Dry Bulk International Trading and Shipping Inc. acquired the vessel “Eco Bushfire” from European Institute of Regional Investments Inc. and on October 19, 2022, Raw Commodities and Exports Inc. acquired the vessel “Eco Angelbay” from Agricultural Paneuropean Investments Inc.
The accompanying consolidated financial statements include the accounts of C3is and its subsidiaries, (collectively, the “Company”). The Initial Fleet has been accounted using the historical carrying costs of its assets and liabilities from their dates of incorporation. For periods up to June 21, 2023, the accompanying financial statements reflect the financial position and results of the carve-out operations
of the Initial Fleet. In addition, for periods up to June 21, 2023, net former Parent Company contributions to equity, which represent finance of part or all of the acquisition cost of the Initial Fleet, have been accounted for through the net former Parent Company investment account. Net former Parent Company investment represents IMPP’s interest in the Company’s net assets including the Company’s accumulated results, and the net cash contributions from and to IMPP. The reporting and functional currency of the Company is the United States Dollar.
On December 31, 2025, the Company’s fleet was comprised of 3 Handysize drybulk carriers and 1 Aframax crude oil tanker providing worldwide marine transportation services under long, medium, or short-term charters.
The Company’s vessels are managed by Brave Maritime Corporation S.A., a company controlled by members of the family of the Company’s
Non-Executive
Director and former Parent Company’s Chief Executive Officer, since June 21, 2023. Brave Maritime Corporation S.A. is incorporated in Liberia and registered in Greece under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. Before the completion of the
Spin-off
on June 21, 2023, the Company’s vessels were managed by Stealth Maritime Corporation S.A., a company controlled by members of the family of the Company’s
Non-Executive
Director and former Parent Company’s Chief Executive Officer. Stealth Maritime Corporation S.A. is a company incorporated in Liberia and registered in Greece under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. Brave Maritime Corporation S.A. and Stealth Maritime Corporation S.A. are herein referred to as the “Manager.”

At December 31, 2025, the subsidiaries included in the Company’s consolidated financial statements were:

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary	Dead Weight Tonnage (“dwt”)	Acquisition Date
Drybulk International Trading and Shipping Inc.	04/07/2022	Eco Bushfire	32,000	21/09/2022
Raw Commodities & Exports Inc.	04/07/2022	Eco Angelbay	32,000	19/10/2022
Crude Oil Services International Inc.	06/07/2023	Afrapearl II	115,804	14/07/2023
Spitfire Dragon Transport Inc.	10/04/2024	Eco Spitfire	33,664	10/05/2024
Magnificent Hydrocarbons Inc.*	18/12/2025	—	—	—

*	Magnificent Hydrocarbons Inc. is associated with the acquisition of one South Korean-built product tanker that is scheduled for delivery by the third quarter of 2026 (Note 3).
On April 12, 2024, on December 31, 2024, on April 3, 2025, and on January 25, 2026, the Company effected a
1-for-100,
a
1-for-2.5,
a
1-for-6
and a
1-for-20
reverse stock splits, of its shares of common stock (collectively referred to as “RSS”), respectively. All share and per share amounts disclosed in these consolidated financial statements give effect to the RSS, retroactively, for all periods presented. The par value and other terms of the Company’s shares of common stock were not affected by the reverse stock split.
During the years ended December 31, 2023, 2024 and 2025, the following charterers accounted for 10% or more of the Company’s revenues:

Charterer	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2025
A	24%	—	—
B	22%	27%	16%
C	—	10%	—
D	—	14%	—
E	—	—	23%
F	—	—	15%
G	—	—	12%